Asset retirement obligations - Summary of present value of estimated future net cash outflows (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Discount rate	3.90%
Turkiye | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.50%	2.30%
Discount rate		4.00%
Turkiye | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	3.20%	3.10%
Discount rate		4.10%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	3.20%	2.60%
Discount rate	3.90%	3.90%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.30%	2.40%
Discount rate	4.00%	4.10%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.50%	2.80%
Discount rate	4.20%	4.40%
Romania
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.50%	2.50%
Discount rate	4.20%	4.10%